SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net changes in non-cash working capital:
Accounts receivable	$ 3,919	$ (2,200)
Income tax receivable	(3,695)	4,326
Inventories	(11,103)	(2,003)
Prepaid expenses	(2,873)	969
Accounts payable and accrued liabilities	3,786	7,955
Income taxes payable	1,190	1,091
Net changes in non-cash working capital	(8,776)	10,138
Non-cash financing and investing activities:
Reclamation included in mineral property, plant and equipment	(1,741)	99
Fair value of exercised options allocated to share capital	4,026	3,425
Fair value of capital assets acquired under finance leases	90	28
Other cash disbursements:
Income taxes paid	992	1,643
Special mining duty paid	$ 1,331	$ 0